DODIE KENT

Vice President and

Associate General Counsel

(212) 314-3970

Fax: 707-1791

[AXA EQUITABLE LOGO]

September 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Separate Account FP of AXA Equitable Life Insurance Company (the “Account”) Registration Nos.:
	333-17669 and 811-04335	Incentive Life
	333-17665 and 811-04335	Incentive Life 2000
	333-17671 and 811-04335	Champion 2000
	333-17641 and 811-04335	Survivorship 2000
	333-17637 and 811-04335	SP-Flex
	333-17663 and 811-04335	Incentive Life
Incentive Life Plus
Special Offer Policy
	333-17639 and 811-04335	IL Protector
	333-115985 and 811-04335	Accumulator Life
	333-76130 and 811-04335	Paramount Life
	333-103199 and 811-04335	Incentive Life ‘99
Incentive Life ‘02
Incentive Life ‘06
Incentive Life Optimizer
Incentive Life Optimizer II
	333-103202 and 811-04335	Survivorship Incentive Life
Survivorship Incentive Life (1999)
Survivorship Incentive Life (2002)
Survivorship Incentive Life Legacy
	333-132200 and 811-04335	IL COLI
IL COIL ‘04
Corporate Owned Incentive Life (COIL)
	333-134307 and 811-04335	IL Legacy
Incentive Life Legacy II

Commissioners:

AXA Equitable, on behalf of Registrant, has sent to contract owners the semi-annual reports, for the period ended June 30, 2014, for the following underlying mutual funds (“Funds”) in which Registrant invests:

•	AXA Premier VIP Trust underlying funds:

AXA Aggressive Allocation;

AXA Conservative Allocation;

AXA Conservative-Plus Allocation;

AXA Moderate Allocation;

AXA Moderate-Plus Allocation;

CharterSM Multi-Sector Bond;

CharterSM Small Cap Growth;

CharterSM Small Cap Value;

Target 2015 Allocation;

Target 2025 Allocation;

Target 2035 Allocation;

Target 2045 Allocation.

•	EQ Advisors Trust underlying funds:

All Asset Aggressive-Alt 25;

All Asset Growth-Alt 20;

All Asset Moderate Growth-Alt 15;

AXA 400 Managed Volatility;

AXA 500 Managed Volatility;

AXA 2000 Managed Volatility;

AXA Balanced Strategy;

AXA Conservative Strategy;

AXA Conservative Growth Strategy;

AXA Global Equity Managed Volatility;

AXA Growth Strategy;

AXA International Core Managed Volatility;

AXA International Value Managed Volatility;

AXA Large Cap Core Managed Volatility;

AXA Large Cap Growth Managed Volatility;

AXA Large Cap Value Managed Volatility;

AXA Mid Cap Value Managed Volatility;

AXA Moderate Growth Strategy;

EQ/AllianceBernstein Small Cap Growth;

EQ/BlackRock Basic Value Equity;

EQ/Boston Advisors Equity Income;

EQ/Calvert Socially Responsible;

EQ/Capital Guardian Research;

EQ/Common Stock Index;

EQ/Core Bond Index;

EQ/Equity 500 Index;

EQ/GAMCO Mergers and Acquisitions;

EQ/GAMCO Small Company Value;

EQ/Global Bond PLUS;

EQ/Intermediate Government Bond;

EQ/International Equity Index;

EQ/Invesco Comstock;

EQ/JPMorgan Value Opportunities;

EQ/Large Cap Growth Index;

EQ/Large Cap Value Index;

EQ/MFS International Growth;

EQ/Mid Cap Index;

EQ/Money Market;

EQ/Montag & Caldwell Growth;

EQ/Morgan Stanley Mid Cap Growth;

EQ/PIMCO Ultra Short Bond;

EQ/Quality Bond PLUS;

EQ/Small Company Index;

EQ/T. Rowe Price Growth Stock;

EQ/UBS Growth and Income;

EQ/Van Kampen Comstock;

EQ/Wells Fargo Omega Growth;

Multimanager Aggressive Equity;

Multimanager Core Bond;

Multimanager Mid Cap Growth;

Multimanager Mid Cap Value;

Multimanager Technology.

•	AIM Variable Insurance Funds underlying funds:

Invesco V.I. Diversified Dividend;

Invesco V.I. Global Real Estate;

Invesco V.I. International Growth;

Invesco V.I. Mid Cap Core Equity;

Invesco V.I. Small Cap Equity.

•	American Century Variable Portfolios, Inc. – Class II underlying funds:

American Century VP Mid Cap Value.

•	American Funds Insurance Series® – Class 4

New World Fund®

Global Small Capitalization FundSM

•	BlackRock Variable Series Funds, Inc. – Class II underlying funds:

BlackRock Global Allocation V.I.;

•	Fidelity Variable Insurance Products Fund underlying funds:

Fidelity VIP Asset Manager: Growth;

Fidelity VIP Contrafund;

Fidelity VIP Equity-Income;

Fidelity VIP Growth & Income;

Fidelity VIP High Income;

Fidelity VIP Investment Grade Bond;

Fidelity VIP Mid Cap;

Fidelity VIP Money Market;

Fidelity VIP Value;

Fidelity VIP Value Strategies.

•	Franklin Templeton Variable Insurance Products Trust - Class 2 Underlying funds:

Franklin Mutual Shares VIP;

Franklin Rising Dividends VIP;

Franklin Small Cap Value VIP;

Franklin Strategic Income VIP;

Templeton Developing Markets VIP;

Templeton Global Bond VIP;

Templeton Growth VIP.

•	Goldman Sachs Variable Insurance Trust - Service Shares underlying funds:

Goldman Sachs VIT Mid Cap Value.

•	IVY Funds Variable Insurance Portfolios underlying funds:

Ivy Funds VIP Dividend Opportunities;

Ivy Funds VIP Energy;

Ivy Funds VIP High Income;

Ivy Funds VIP Mid Cap Growth;

Ivy Funds VIP Science and Technology;

Ivy Funds VIP Small Cap Growth.

•	Lazard Retirement Series, Inc. - Service Shares underlying funds:

Lazard Retirement Emerging Markets Equity.

•	MFS Variable Insurance Trust - Service Class underlying funds:

MFS® Investors Growth Stock Series;

MFS® Investors Trust Series;

MFS® International Value;

MFS® Utilities Series.

•	PIMCO Variable Insurance Trust - Advisor Class underlying funds:

PIMCO VIT CommodityRealReturn Strategy;

PIMCO VIT Real Return;

PIMCO VIT Total Return.

•	The Prudential Series Fund underlying fund:

Prudential Series Fund Natural Resources Portfolio.

•	T.Rowe Price Equity Series, Inc. - Service Class underlying funds:

T. Rowe Price Equity Income II;

T. Rowe Price Health Sciences Portfolio II.

•	Van Eck VIP Trust - S Class underlying funds:

Van Eck VIP Global Hard Assets.

•	Vanguard Variable Insurance Fund underlying fund:

Vanguard VIF Equity Index.

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

AXA Equitable understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/s/ Dodie Kent
Dodie Kent

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104